Intangible assets (Tables)	9 Months Ended
Sep. 30, 2026
Intangible Assets [Abstract]
Schedule of Intangible Assets

	Acquired
	Customer relationships	Technology	Trademarks	Total
	$	$	$	$
Cost
Balance – December 31, 2025	1,467	2,382	47	3,896
Acquisitions through business combinations	15,900	8,441	2,150	26,491
Effects of foreign exchange	(420)	(183)	(53)	(656)
Balance – September 30, 2026	16,947	10,640	2,144	29,731

Accumulated amortization
Balance – December 31, 2025	1,263	1,557	47	2,867
Amortization	2,915	1,329	248	4,492
Effects of foreign exchange	(63)	(30)	(6)	(99)
Balance – September 30, 2026	4,115	2,856	289	7,260

Carrying value
Balance – December 31, 2025	204	825	—	1,029
Balance – September 30, 2026	12,832	7,784	1,855	22,471